Earnings per share	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Earnings per share

27.	Earnings per share

	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share (in dollars)
Profit attributable to the parent	$1,104,213	15,762,887	$0.07

	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share (in dollars)
Profit attributable to the parent	$1,418,643	15,762,887	$0.09

There were no potentially dilutive instruments in 2024 and 2023.